NOTE 23 - Financial Expenses: Schedule of Financial expenses (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Financial expenses

	For the year ended December 31,
	2025	2024
Interest on lease liabilities	1,007	762
Interest on loans and borrowings	1,446	70
Interest on Liability for Agricultural Research Organization	270	403
Expense recognized from Derivative liability - Warrants	-	408
Fair value adjustments of Convertible loans and issuance of Warrants	-	3,503
Payment gateway fees	736	579
Bank commissions	113	116
Finder fees	136	-
Exchange rate differences	1,830	75
Total	5,538	5,916